DEBT - Narrative (Details)					12 Months Ended
	Oct. 17, 2019 USD ($)	Jan. 24, 2018 USD ($)	Feb. 22, 2017 USD ($)	May 04, 2016 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 03, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 106,769,000	$ 100,706,000
Short-term lease payments					6,800,000
Drawdown amount from debt					60,000,000	35,000,000
Credit derivative, fair value									$ 12,300,000
Current liabilities, financed via vendor agreement					123,846,000	134,357,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 60,000,000
Quarterly installment payments	$ 5,000,000
Borrowings, interest rate	4.50%
Coverage ratio	1.20
EBITDA ratio	3
Drawdown amount from debt					60,000,000	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Drawdown amount from debt					0	0
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 25,000,000			25,000,000.0
Borrowings, term			60 months
Borrowings, principal payment commencement, period from initial drawdown			6 months
Borrowings, drawdown period			12 months
Drawdown amount from debt		$ 15,000,000			$ 0	15,000,000
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 20,000,000.0
Borrowings, term					60 months
Drawdown amount from debt					$ 0	20,000,000
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.00%
Notes and debentures issued					$ 42,000,000
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 51,500,000
Borrowings, interest rate					7.00%				7.00%
Borrowings					$ 47,002,000	44,612,000		$ 42,515,000
Drawdown amount from debt					$ 0	0
Notes and debentures issued									$ 65,000,000
Conversion of 7% Convertible Debentures (shares) | shares					222
Conversion of stock, amount					$ 1,000
Convertible debt, conversion ratio | $ / shares					$ 4.50
Discount rate used in current estimate of value in use					2.00%
Number of trading days, exceeding threshold					20 days
Number of trading days, consecutive days					30 days
Percentage of conversion price in effect					130.00%
Redemption price, percentage of principal					100.00%
Other comprehensive income, net of tax, gains (losses) on revaluation					$ (1,431,000)	6,800,000
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 20,000,000.0
Drawdown amount from debt					$ 0	0
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.50%
Borrowings, term					24 months
Drawdown amount from debt					$ 0	0
Current liabilities, financed via vendor agreement				$ 36,500,000
Repayments of borrowings, classified as financing activities				$ 12,000,000
Vendor agreement, due in next twelve months					24,500,000
LIBOR | Ecobank Loan III | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			8.00%
LIBOR | Ecobank Loan IV | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							7.50%
7% Convertible Debentures embedded derivative
Disclosure of detailed information about borrowings [line items]
Financial Liabilities					$ 5,608,000	$ 4,177,000
Equipment | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, term					24 months
Borrowings					$ 1,600,000
Corporate Office Space | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, term					6 years
Borrowings					$ 1,700,000
Corporate Office Space | Minimum | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.50%
Corporate Office Space | Maximum | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.50%